Retirement-Related Benefits - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Pension Plan
Expected Benefit Payments
2024	$ 4,260
2025	4,286
2026	4,283
2027	4,225
2028	4,145
2029-2033	19,591
Other Postretirement Benefits Plan
Expected Benefit Payments
2024	261
2025	260
2026	259
2027	255
2028	281
2029-2033	1,349
United States | Pension Plan | Qualified Plan
Expected Benefit Payments
2024	1,769
2025	1,830
2026	1,848
2027	1,822
2028	1,780
2029-2033	8,284
United States | Pension Plan | Nonqualified Plan
Expected Benefit Payments
2024	122
2025	121
2026	119
2027	116
2028	113
2029-2033	522
United States | Other Postretirement Benefits Plan
Expected Benefit Payments
2024	217
2025	215
2026	213
2027	208
2028	233
2029-2033	1,085
Non-U.S. Plans | Pension Plan | Qualified Plan
Expected Benefit Payments
2024	1,995
2025	1,977
2026	1,954
2027	1,933
2028	1,903
2029-2033	9,131
Non-U.S. Plans | Pension Plan | Nonqualified Plan
Expected Benefit Payments
2024	375
2025	359
2026	362
2027	354
2028	349
2029-2033	1,654
Non-U.S. Plans | Other Postretirement Benefits Plan | Qualified Plan
Expected Benefit Payments
2024	20
2025	21
2026	22
2027	23
2028	24
2029-2033	134
Non-U.S. Plans | Other Postretirement Benefits Plan | Nonqualified Plan
Expected Benefit Payments
2024	24
2025	24
2026	24
2027	24
2028	24
2029-2033	$ 129